LEASES Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 124
Lessee, Operating Lease, Liability, to be Paid, Year Two	103
Lessee, Operating Lease, Liability, to be Paid, Year Three	70
Lessee, Operating Lease, Liability, to be Paid, Year Four	52
Lessee, Operating Lease, Liability, to be Paid, Year Five	30
Lessee, Operating Lease, Liability, to be Paid, after Year Five	123
Lessee, Operating Lease, Liability, to be Paid	502
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	77
Operating Lease, Liability	425	$ 433
Finance Lease, Liability, to be Paid, Year One	1
Finance Lease, Liability, to be Paid, Year Two	1
Finance Lease, Liability, to be Paid, Year Three	0
Finance Lease, Liability, to be Paid, Year Four	0
Finance Lease, Liability, to be Paid, Year Five	0
Finance Lease, Liability, to be Paid, after Year Five	1
Finance Lease, Liability, Payment, Due	3
Finance Lease, Liability, Undiscounted Excess Amount	1
Finance Lease, Liability	$ 2	$ 3